LONG-TERM DEBT AND CREDIT FACILITIES	12 Months Ended
Dec. 31, 2018
LONG-TERM DEBT AND CREDIT FACILITIES
LONG-TERM DEBT AND CREDIT FACILITIES

12.           LONG-TERM DEBT AND CREDIT FACILITIES

			December 31, 2018				December 31, 2017
				Deferred
			Nominal	Financing	Carrying	Fair	Carrying	Fair
		Interest Rates	Amount	Costs	Amount (a)	Value (b)	Amount (a)	Value (b)

Senior notes	(ii)	4.50%-6.875%	$1,746.3	$(11.3)	$1,735.0	$1,668.8	$1,732.6	$1,848.4
Long-term debt			$1,746.3	$(11.3)	$1,735.0	$1,668.8	$1,732.6	$1,848.4

(a)	Includes transaction costs on debt financings.
(b)	The fair value of debt is primarily determined using quoted market determined variables. See Note 10(c).

Scheduled debt repayments

						2024 and
	2019	2020	2021	2022	2023	thereafter	Total
Senior notes	$—	$—	$500.0	$—	$—	$1,250.0	$1,750.0
Total debt payable	$—	$—	$500.0	$—	$—	$1,250.0	$1,750.0

(i)           Corporate revolving credit and term loan facilities

As at December 31, 2018, the Company had utilized $19.7 million (December 31, 2017 - $21.0 million) of its $1,500.0 million revolving credit facility. The amount utilized was entirely for letters of credit. In 2018, the Company drew and repaid in full $80.0 million on the revolving credit facility. Subsequent to December 31, 2018, the Company drew $60.0 million on the revolving credit facility.

On July 23, 2018, the Company amended its $1,500.0 million revolving credit facility to extend the maturity date by one year from August 10, 2022 to August 10, 2023.

On July 12, 2017, the Company fully repaid the outstanding term loan balance with proceeds from a $500.0 million offering of debt securities completed on July 6, 2017.

Loan interest on the revolving credit facility is variable, set at LIBOR plus an interest rate margin which is dependent on the Company’s credit rating.  Based on the Company’s credit rating at December 31, 2018, interest charges and fees are as follows:

Type of credit
Dollar based LIBOR loan:
Revolving credit facility	LIBOR plus		1.70%
Letters of credit	1.13	-	1.70%
Standby fee applicable to unused availability			0.34%

The revolving credit facility’s credit agreement contains various covenants including limits on indebtedness, asset sales and liens.  The Company is in compliance with its financial covenant in the credit agreement at December 31, 2018.

(ii)          Senior notes

As at December 31, 2018 and 2017, the Company’s $1,750.0 million of senior notes consisted of $500.0 million principal amount of 5.125% notes due 2021, $500.0 million principal amount of 5.950% notes due 2024, $500.0 million principal amount of 4.50% notes due 2027 and $250.0 million principal amount of 6.875% notes due 2041.

On July 6, 2017, the Company completed a $500.0 million offering of debt securities consisting of 4.50% senior notes due 2027. The Company received net proceeds of $494.7 million from the offering, after payment of related fees and expenses. The notes rank equally with the Company’s existing senior notes.

The senior notes referred to above (collectively, the “notes”) pay interest semi-annually.  Except as noted below, the notes are redeemable by the Company, in whole or part, for cash at any time prior to maturity, at a redemption price equal to the greater of 100% of the principal amount or the sum of the present value of the remaining scheduled principal and interest payments on the notes discounted at the applicable treasury rate, as defined in the indentures, plus a premium of between 40 and 50 basis points, plus accrued interest, if any. Within three months of maturity of the notes due in 2021, 2024 and 2027, and within six months of maturity of the notes due in 2041, the Company can only redeem the notes in whole at 100%    of the principal amount plus accrued interest, if any.  In addition, the Company is required to make an offer to repurchase the notes prior to maturity upon certain fundamental changes at a repurchase price equal to 101% of the principal amount of the notes plus accrued and unpaid interest to the repurchase date, if any.

(iii)          Other

The maturity date for the Company’s $300.0 million Letter of Credit guarantee facility with Export Development Canada (“EDC”) was extended by two years to June 30, 2020, effective July 1, 2018. Letters of credit guaranteed under this facility are solely for reclamation liabilities at Fort Knox, Round Mountain, and Kettle River-Buckhorn. Fees related to letters of credit under this facility are 0.95% of the drawn amount. As at December 31, 2018, $227.4 million (December 31, 2017 - $215.2 million) was utilized under this facility.

In addition, at December 31, 2018, the Company had $161.5 million (December 31, 2017 - $230.2 million) in letters of credit and surety bonds outstanding in respect of its operations in Brazil, Mauritania, Ghana and Chile. These have been issued pursuant to arrangements with international banks.

As at December 31, 2018, $264.4 million (December 31, 2017 - $254.7 million) of surety bonds were outstanding with respect to Kinross’ operations in the United States.  These surety bonds were issued pursuant to arrangements with international insurance companies and incur fees of 0.70% of the drawn amount.

(iv)           Changes in liabilities arising from financing activities

	Year ended December 31, 2018
	Changes from financing cash flows					Other changes
	Balance as at	Debt	Debt	Interest		Interest	Capitalized	Capitalized	Other cash	Other non-	Balance as at
	January 1, 2018	issued	repayments	paid	Other	expense	interest	interest paid	changes	cash changes	December 31, 2018
Long-term debt	$1,732.6	$80.0	$(80.0)	$—	$—	$—	$—	$—	$—	$2.4	$1,735.0
Accrued interest payable (a)	33.8	—	—	(57.9)	—	72.1	41.5	(38.2)	(9.9)	(8.1)	33.3
	$1,766.4	$80.0	$(80.0)	$(57.9)	$—	$72.1	$41.5	$(38.2)	$(9.9)	$(5.7)	$1,768.3

(a)	Included in Accounts payable and accrued liabilities.

	Year ended December 31, 2017
	Changes from financing cash flows					Other changes
	Balance as at	Debt	Debt	Interest		Interest	Capitalized	Capitalized	Other cash	Other non-	Balance as at
	January 1, 2017	issued	repayments	paid	Other	expense	interest	interest paid	changes	cash changes	December 31, 2017
Long-term debt	$1,733.2	$494.7	$(500.0)	$—	$—	$—	$—	$—	$—	$4.7	$1,732.6
Accrued interest payable (a)	23.4	—	—	(62.9)	—	86.5	25.1	(18.0)	(12.0)	(8.3)	33.8
	$1,756.6	$494.7	$(500.0)	$(62.9)	$—	$86.5	$25.1	$(18.0)	$(12.0)	$(3.6)	$1,766.4

(a)	Included in Accounts payable and accrued liabilities.